UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  3/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      106,164
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


(1) The Reporting Manager's holdings in Kennedy Wilson, Inc. common stock were not reportable on Form 13F for the quarter ended September 30, 2009; however, the Reporting Manager received common stock of Kennedy-Wilson Holdings, Inc. in connection with the merger dated November 13, 2009 by and among Prospect Acquisition Corp (now known as Kennedy-Wilson Holdings, Inc.), Kennedy Wilson, Inc. and KW Merger Sub Corp. The Reporting Manager's holdings in Kennedy-Wilson Holdings, Inc. common stock are reportable on Form 13F for the year ended December 31, 2009.

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
American Express Co          COM            25816109       232     5,700 SH       SOLE                    5,700      0    0
Berkshire Hathaway Inc. Del  CL A           84670108     6,160        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del  CL B           84670207     8,208    99,800 SH       SOLE                   99,800      0    0
BMP Sunstone Corporation     COM            05569C105      458    81,000 SH       SOLE                   81,000      0    0
Breeze-Eastern Corp.         COM            106764103      434    68,100 SH       SOLE                   68,100      0    0
Bristol Myers Squibb Co.     COM            110122108      401    15,500 SH       SOLE                   15,500      0    0
Cadiz Inc.                   COM            127537207    2,313   176,400 SH       SOLE                  176,400      0    0
CAE Inc.                     COM            124765108      241    26,000 SH       SOLE                   26,000      0    0
CBS Corp. New                CL B           124857202      451    30,900 SH       SOLE                   30,900      0    0
CME Group Inc.               COM            12572Q105      566     1,800 SH       SOLE                    1,800      0    0
Columbia Laboratories Inc.   COM            197779101       36    32,500 SH       SOLE                   32,500      0    0
Comarco Inc.                 COM            200080109    1,963   615,461 SH       SOLE                  615,461      0    0
Comcast Corp. New            CL A SPL       20030N200    1,690   101,500 SH       SOLE                  101,500      0    0
Dow Chem Co.                 COM            260543103      254     8,500 SH       SOLE                    8,500      0    0
Enerplus Resources Fund      UNIT           29274D604      883    37,500 SH       SOLE                   37,500      0    0
Fairfax Financial Hldgs Ltd  COM            303901102    7,464    20,256 SH       SOLE                   20,256      0    0
Gencorp Inc                  COM            368682100       70    15,000 SH       SOLE                   15,000      0    0
General Electric Co          COM            369604103      617    36,200 SH       SOLE                   36,200      0    0
Google Inc                   CL A           38259P508      275       475 SH       SOLE                      475      0    0
Healthcare Rlty TR           REIT           421946104      666    28,900 SH       SOLE                   28,900      0    0
Hollywood Media Corp         COM            436233100      426   351,882 SH       SOLE                  351,882      0    0
Imergent Inc                 COM            45247Q100      496    72,034 SH       SOLE                   72,034      0    0
Innodata Isogen Inc          COM            457642205       86    19,500 SH       SOLE                   19,500      0    0
International Business Mach  COM            459200101      345     2,700 SH       SOLE                    2,700      0    0
Kennedy-Wilson Hldgs(1)      COM            489398107   36,230 3,655,948 SH       SOLE                3,655,948      0    0
KKR Finl Hldgs LLC           reit           48248A306      113    14,500 SH       SOLE                   14,500      0    0
K Sea Transn Partners LP     ltdp           48268Y101    1,023   111,900 SH       SOLE                  111,900      0    0
Level 3 Communications Inc   COM            52729N100       83    52,500 SH       SOLE                   52,500      0    0
Lowe's Cos Inc               COM            548661107      334    13,400 SH       SOLE                   13,400      0    0
Martha Stewart Living        CL A           573083102      238    42,500 SH       SOLE                   42,500      0    0
MDC Partners Inc             COM            552697104      858    77,614 SH       SOLE                   77,614      0    0
Microsoft Corp.              COM            594918104      474    16,200 SH       SOLE                   16,200      0    0
Mortons Restaurant Grp Inc   COM            619430101      117    22,000 SH       SOLE                   22,000      0    0
New Frontier Media Inc       COM            644398109       69    31,500 SH       SOLE                   31,500      0    0
NGas Resources Inc           COM            62912T103      402   270,000 SH       SOLE                  270,000      0    0
NYSE Euronext                COM            629491101    1,233    42,800 SH       SOLE                   42,800      0    0
Orbit Intl Corp              COM New        685559304    2,193   593,500 SH       SOLE                  593,500      0    0
Osteotech Inc                COM            688582105      169    40,800 SH       SOLE                   40,800      0    0
Penn West Energy Trust       UNIT           707885109    1,287    59,800 SH       SOLE                   59,800      0    0
Perma-Fix Environmental Svcs COM            714157104       57    25,000 SH       SOLE                   25,000      0    0
Playboy Enterprises Inc      CL A           728117201      418   102,000 SH       SOLE                  102,000      0    0
Playboy Enterprises Inc      CL B           728117300      320    93,500 SH       SOLE                   93,500      0    0
Polymet Mining Corp.         COM            731916102      178    68,500 SH       SOLE                   68,500      0    0
Proshares Short Dow 30       ETF            74347R701      294     5,800 SH       SOLE                    5,800      0    0
Proshares Short S&P 500      ETF            74347R883      908    18,000 SH       SOLE                   18,000      0    0
Reading International Inc    CL A           755408101      183    41,403 SH       SOLE                   41,403      0    0
Rewards Network Inc          COM            761557107    8,366   618,771 SH       SOLE                  618,771      0    0
SLM Corp                     COM            78442P106      181    14,800 SH       SOLE                   14,800      0    0
SMF Energy Corp              COM            78453M208       32    24,445 SH       SOLE                   24,445      0    0
Student Loan Corp            COM            863902102    1,554    41,200 SH       SOLE                   41,200      0    0
Taylor Devices Inc           COM            877163105      295    49,701 SH       SOLE                   49,701      0    0
Time Warner Inc              COM            887317105      360    11,800 SH       SOLE                   11,800      0    0
USG Corp                     COM            903293405      388    25,500 SH       SOLE                   25,500      0    0
Viacom Inc - Class B         CL B           92553P201    1,969    62,800 SH       SOLE                   62,800      0    0
Wal Mart Stores Inc          COM            931142103      383     7,100 SH       SOLE                    7,100      0    0
White Mtns Ins Group Ltd     COM            G9618E107   10,555    29,900 SH       SOLE                   29,900      0    0
Yahoo Inc                    COM            984332106      165    10,100 SH       SOLE                   10,100      0    0
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